Statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income for the period	$ 6,524,395	$ 34,302,651
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Realized (gains) losses on redemptions and sales of bullion	(923,964)	1,379,037
Change in unrealized (gains) on bullion	(6,643,266)	(36,755,873)
Net changes in operating assets and liabilities
Increase in accounts payable	2,350	(40,593)
Increase in prepaid assets	5,645	(20,459)
Net cash used in operating activities	(1,034,840)	(1,135,237)
Cash flows from investing activities
Sales of bullion	1,215,065	952,534
Net cash provided by investing activities	1,215,065	952,534
Cash flows from financing activities
Payments on redemption of Units (note 7)	(94,015)	(56,502)
Underwriting commissions and issue expenses	(5,645)
Net cash provided by (used in) financing activities	(99,660)	(56,502)
Net increase (decrease) in cash during the period	80,565	(239,205)
Cash at beginning of period	14,281	253,486
Cash at end of period	$ 94,846	$ 14,281